Net Loss Per Common Share - Additional Information (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants to purchase exercise price per share	$ 121.88		$ 286.56
Public Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	2,950,157	3,215,505	2,950,157	3,319,304
CPIA Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	2,666,667	2,666,667
New Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	894,754,824	1,028,046,326	894,754,824	1,028,046,326
Vrm Warrent [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	48,517,817
Class V Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	124,067,498	125,124,860	124,067,498	125,919,180
Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants issued	8,900,000		8,900,000
Warrants to purchase exercise price per share	$ 287.5		$ 287.5
Class A [Member] | VRM [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants issued	48,517,817
Warrants to purchase exercise price per share	$ 0.0001
Class A [Member] | VRM [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants issued					62,073,998
Warrants to purchase exercise price per share					$ 0.0001
Warrants exercisable term					2 years
Class A [Member] | CPIA Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount			2,666,667	2,666,667